OTHER CURRENT LIABILITIES AND OTHER NON-CURRENT LIABILITIES (DetailsNarrative) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Jun. 27, 2020	Jun. 29, 2019
Increase in Fair Value of Contingent Consideration Related to Asset Acquisition	$ 0	$ 9,374,487	$ 9,374,487	$ 8,438,690
Other Current Liabilities and Other Non-Current Liabilities [Member]
Contingent Consideration for other liabilities				20,197,689
Increase in Fair Value of Contingent Consideration Related to Asset Acquisition	0			8,438,690
Cash received	$ 10,000,000
Settlement of Contingent Consideration			10,811,219	$ 0
Fair value of the liability			$ 9,386,471